Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net income	$ 121,662	$ 621,974
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	118,779	15,185
Amortization of right of use assets		1,598
Loss on disposal of property, plant and equipment		1,444
Accrued interest income from loans, net	(193,762)	(47,807)
Net investment gain	(228,104)	(88,846)
Provision for credit losses of receivables and advances to suppliers	7,925	71,984
Reversal of allowance for obsolete inventories		(4,469)
Deferred income tax	169,778	289,720
Changes in operating assets and liabilities:
Short-term investments – trading securities	27,750	400,374
Accounts receivable	756,799	(1,081,209)
Accounts receivable – related party		398,622
Advance to suppliers	(18,246)	469,979
Deferred offering cost		(130,134)
Inventories	21,859	(44,044)
Prepaid expenses and other current assets	47,525	(189,358)
Accounts payable	80,817	(109,021)
Advance from customers	(2,899)	73,900
Deferred revenue	(98,668)	(447,227)
Tax payable	1,737	122,326
Operating lease liabilities		(1,598)
Due to related parties		571
Accrued expenses and other current liabilities	(58,829)	(123,095)
Net cash provided by operating activities	754,123	200,869
Cash flows from investing activities:
Advance payment for software development	(333,005)	(346,635)
Loans to third parties	(2,618,726)	(2,986,321)
Repayment of third-party loans	2,443,523	600,000
Prepayment for office renovation		(123,597)
Purchases of property, plant and equipment	(9,865)	(140,536)
Purchases of held-to-maturity investments	(9,500,000)	(8,000,000)
Deposit for possible acquisition	(1,010,041)
Net cash used in investing activities	(11,028,114)	(10,997,089)
Cash flows from financing activities:
Advance from private placement	8,200,000
Proceeds from issuance of ordinary shares		15,142,902
Net cash provided by financing activities	8,200,000	15,142,902
Effect of exchange rate changes on cash	(21,488)	(54,572)
Net (decrease) increase in cash	(2,095,479)	4,292,110
Cash at the beginning of period	9,311,537	1,203,160
Cash at the end of period	7,216,058	5,495,270
Supplemental disclosures of cash flow information:
Cash paid for income taxes	79,149	21,104
Cash paid for interest	50,912	80,159
Non-cash transactions:
Deferred offering cost		$ 1,049,367